Capital Structure (Details) $ / shares in Units, ¥ in Thousands						12 Months Ended
	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 27, 2023 shares	Mar. 13, 2014 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Dec. 22, 2023	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Capital Structure [Line Items]
Authorized share capital					2,000,000,000
Par value (in Dollars per share) | $ / shares					$ 0.001
Dividend (in Dollars) | $					$ 2,000,000
Shares structure description					(1) 1,950,000,000 Ordinary Shares of a nominal or par value of US$0.001 each and (2) 50,000,000 Preference Shares of a nominal or par value of US$0.001 each, and each holder of the Preference Shares shall have twenty (20) votes for each Preference Share.
Ordinary shares outstanding						370,551,728		90,472,014
Share issued			284,113,314
Repurchased aggregate shares			4,033,600
Shares outstanding, rate						1.00%
Cash consideration (in Yuan Renminbi) | ¥						¥ 10,463,000
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Capital Structure [Line Items]
Owned subsidiary rate						15.41%	15.41%
Common Stock [Member]
Capital Structure [Line Items]
Ordinary shares outstanding						370,551,728		90,472,014	90,472,014	90,472,014
New Dragon Group [Member]
Capital Structure [Line Items]
Share issued	1,995,810	1,995,810
Amount of exchange	¥ 44,968	$ 6,253,538,000
AIX [Member]
Capital Structure [Line Items]
Equity interests percentage			50.10%
AIX [Member]
Capital Structure [Line Items]
Share issued			284,113,314	568,226,628
Redeemable Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding						1,995,810